CAPITAL STOCK (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 17, 2019	Jan. 02, 2019
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners of parent	$ 218	$ 199
Dividends paid, classified as financing activities	548	125
Dividends reinvested	$ 0
Common shares
Disclosure of classes of share capital [line items]
Par value per share (in dollars per share)	$ 0
Capital stock
Disclosure of classes of share capital [line items]
Dividends reinvested	$ 20	$ 14
Randgold | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (shares)				583,669,178
Acacia Mining PLC [Member]
Disclosure of classes of share capital [line items]
Number of shares issued (shares)			24,836,670
Acacia Mining PLC [Member] | Common shares
Disclosure of classes of share capital [line items]
Number of shares issued (shares)				24,836,670